Other Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Other Assets, Noncurrent [Abstract]
Schedule Of Other Noncurrent Assets
Other
non-current
assets consists of the following:

	September 30,	December 31,
(Amounts in thousands)	2021	2020
Deferred financing costs, net — SoftBank Senior Unsecured Notes Warrant (1)	$408,210	$488,312
Deferred financing costs, net — 2020 LC Facility Warrant issued to SBG (1)	128,839	199,832
Deferred financing costs, net — Other SoftBank Debt Financing Costs paid or payable to SBG (1)	8,131	11,334
Deferred financing costs, net — Other SoftBank Debt Financing Costs paid or payable to third parties (1)	3,980	5,440
Other deferred financing costs, net	8,727	64
Security deposits with landlords	244,123	274,822
Other security deposits	3,142	3,271
Straight-line revenue receivable	47,554	46,313
Deferred income tax assets, net	—	1,377
Other long-term prepaid expenses and other assets	26,060	31,493

Total other assets	$878,766	$1,062,258

(1)	See Note 9 for details. Amounts are net of accumulated amortization totaling $325.7 million and $169.7 million as of September 30, 2021 and December 31, 2020, respectively.

Other
non-current
assets consists of the following:

	December 31,
(Amounts in thousands)	2020	2019
Deferred financing costs, net — SoftBank Senior Unsecured Notes Warrant (1)	$488,312	$568,877
Deferred financing costs, net — 2020 LC Facility Warrant issued to SBG (1)	199,832	284,440
Deferred financing costs, net — Other SoftBank Debt Financing Costs paid or payable to SBG (1)	11,334	20,000
Deferred financing costs, net — Other SoftBank Debt Financing Costs paid or payable to third parties (1)	5,440	5,172
Other deferred financing costs, net	64	5,068
Security deposits with landlords	274,822	305,623
Other security deposits	3,271	16,437
Straight-line revenue receivable	46,313	34,274
Deferred income tax assets, net	1,377	1,150
Other long-term prepaid expenses and other assets	31,493	44,698

Total other assets	$1,062,258	$1,285,739

(1)	See Note 14 for details. Amounts are net of accumulated amortization totaling $169.7 million and none as of December 31, 2020 and 2019 respectively.